Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

11.       SHAREHOLDERS’ INTEREST

            On May 2, 2011 the Company adopted and executed the Employees’ Directors’ and Consultants Stock Option Plan (the “Plan”).  In addition on May 2, 2011 we granted each Director 10,000 options (40,000 in total) as prescribed by the plan.

            We estimated the fair value of each option on the grant date using a Black-Scholes option-pricing model with the following weighted average assumptions:

Six Months Ended June 30, 2011
Dividend yield (1)	0.0%
Expected volatility (2)	89.95%
Risk-free interest rates (3)	1.96%
Expected lives (2)	5 YEARS

(1)        We have not paid cash dividends on our common stock since 1981, and currently do not have plans to pay or declare cash dividends. Consequently, we used an expected dividend rate of zero for the valuations.

(2)        Estimated based on our historical experience. Volatility was based on historical experience over a period equivalent to the expected life in years.

(3)        Based on the U.S. Treasury constant maturity interest rate with a term consistent with the expected life of the options granted.

During the three and six months ended June 30, 2011, the Company recognized expense of $56,053 and $60,773, respectively, for stock options issued to employees and directors.  During the three and six months ended July 31, 2010, the Company recognized expense of $8,986 and $8,915, respectively, for stock options issued to employees and directors.

On June 2, 2010, we entered into an agreement with Crisnic Fund, S.A. ("Crisnic") to sell up to two million shares of our common stock to Crisnic at a 15% discount from the volume weighted average price on the date the SEC declared our registration statement effective.

Following the closing date for the sale, the stock price went down rapidly, to the point where Crisnic was unable to complete the funding for the transaction.  Because the stock was trading below the discounted price of $2.04, portions of the shares could not be sold to third parties at the agreed-upon price, as had been planned by Crisnic.  Shares were sold in several traunches, initially at the agreed upon price per share of $2.04, and as market conditions worsened, at lower prices which would still enable the Company to receive the necessary financing.  No shares were sold below $0.90.

The Company ultimately received approximately $1.6 million for the sale of 1,447,867 shares of common stock (including 75,000 shares given to Crisnic as a fee).  These shares were sold between July 14, 2010, which was the date the registration statement was declared effective by the Securities and Exchange Commission, and September 15, 2010.  The remaining 627,133 shares of stock were outstanding and were reflected as a receivable reducing equity in our financial statements for the quarter ended October 31, 2010.  These shares were valued at $0.90.  Plans to sell these shares had been halted due to market conditions.  In November 2010, the Company and Crisnic agreed to cancel 602,133 common shares previously issued on subscription and canceled the related $541,920 receivable.  During January 2011 the Company and Crisnic canceled 15,000 additional shares previously issued on subscription and canceled the related $13,500 receivable. During February 2011 the Company and Crisnic canceled 10,000 additional shares previously issued on subscription and canceled the related $9,000 receivable.

The 627,133 shares were reissued.  In November 2010, the Company issued 69,528 shares to attorneys and the contractor where the CEO is employed to settle $85,900 of accounts payable.  In December 2010, an additional 532,605 shares were sold for approximately $505,000.  In January 2011 the Company issued 15,000 shares to attorneys to settle $16,350 of accrued liabilities.  In February 2011 the Company issued 10,000 shares to the Company Executive Vice President to settle $9,900 of deferred payroll.

At its December 2, 2010 meeting, the CTTC Board of Directors declared a dividend distribution of one right (each, a “Right”) for each outstanding share of common stock, par value $0.01, of the Company (the “Common Shares”).  The dividend is payable to holders of record as of the close of business on December 2, 2010 (the “Record Date”).  Issuance of the dividend may be triggered by an investor purchasing more than 20% of the outstanding shares of common stock.  This shareholder rights plan and the subsequent authorization of 20,000 shares of Class B Preferred Stock were announced with a Form 8-K filing on December 15, 2010, following CTTC's finalization of the Rights Agreement with CTTC's Rights Agent, American Stock Transfer & Trust Company, LLC.  The Rights Agreement was filed with the December 15, 2010, Form 8-K.  It is intended to provide the CTTC Board of Directors with time for proper valuation of the Company should other entities attempt to purchase a controlling interest of CTTC shares.

On December 15, 2010 the Company issued a $400,000 promissory note.  The promissory note was scheduled to mature on December 31, 2012 with an annual interest rate of 5%.

On December 15, 2010, the Company's Board of Directors authorized the issuance of 750 shares of Series C Convertible Preferred Stock ($1,000 par value) with a 5% cumulative dividend to William R. Waters, Ltd. of Canada.  On December 30, 2010, 750 shares were issued.  The Company converted a  $400,000 promissory note into 400 shares and received cash of $350,000 for the remaining 350 shares.  These transactions were necessitated to replenish the Company's operating cash which had been drawn down by the $750,000 cash collateral previously posted by CTTC in a prejudgment remedy action styled John B. Nano v. Competitive Technologies, Inc., Docket No. CV10 5029318 (Superior Court, Bridgeport, CT), see Note 12 below for details.

On June 17, 2011, William R. Waters, Ltd. of Canada, advised the Company of its intent to convert one half of its Series C Convertible Preferred Stock, 375 shares, to common stock, with a conversion date of June 16, 2011.  On July 14, 2011, American Stock Transfer & Trust Company was asked to issue the certificate for 315,126 shares of CTTC common stock.  In accordance with the conversion rights detailed below, the conversion price for these shares was $1.19, which is 85% of the mid-point of the last bid price ($1.35) and the last ask price ($1.45) on June 16, 2011, the agreed upon conversion date.

The rights of the Series C Convertible Preferred Stock are as follows:

Dividend rights – The shares of Series C Convertible Preferred Stock accrue a 5% cumulative dividend on a quarterly basis and is payable on the last day of each fiscal quarter when declared by the Company’s Board.  As of June 30, 2011, the Board of Directors has declared no dividends. The undeclared cumulative dividends on the Company's convertible preferred stock at June 30, 2011 is $17,877.

Voting rights – Holders of these shares of Series C Convertible Preferred Stock shall have voting rights equivalent to 1,000 votes per $1,000 par value Series C Convertible Preferred share voted together with the shares of common stock

Liquidation rights – Upon any liquidation these Series C Convertible Preferred Stock shares shall be treated as equivalent to shares of Common stock to which they are convertible.

Redemption rights –

- Holder may demand redemption of outstanding Series C Convertible Preferred Stock shares by the Company at a price equal to par plus any accrued but unpaid dividends in the event that the $750,000 escrow by the Company has been released and returned to the company.

- The Company may upon notice to holder redeem all or any portion of outstanding Series C Convertible Preferred Stock shares by the Company at a price equal to par plus any accrued but unpaid dividends in the event that the $750,000 escrow by the Company has been released and returned to the company.  However, the holder may elect to convert (see conversion rights below) the preferred shares upon receipt of such notice.

Conversion rights – Holder has right to convert each share of Series C Convertible Preferred Stock at any time into shares of the Company's common stock at a conversion price for each share of common stock equal to 85% of the lower of (1) the closing market price at the date of notice of conversion or (2) the mid-point of the last bid price and the last ask price on the date of the notice of conversion.  The variable conversion feature creates an embedded derivative that was bifurcated from the Series C Convertible Preferred Stock on the date of issuance and was recorded at fair value.  The derivative liability will be recorded at fair value on each reporting date with any change recorded in the Statement of Operations as an unrealized gain (loss) on derivative instrument.

On the date of conversion of the 375 shares of Series C Convertible Preferred Stock the Company calculated the value of the derivative liability to be $81,933 and recorded an unrealized loss of $15,678 and $14,281 for the six and three months ended June 30, 2011 related to the converted shares.  Upon conversion, the $81,933 derivative liability was reclassified to equity.

The Company recorded a convertible preferred stock derivative liability of $82,930, associated with the 375 shares of Series C Convertible Preferred Stock outstanding at June 30, 2011, and $132,353, associated with the original 750 shares of Series C Convertible Preferred Stock outstanding at December 31, 2010.